UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 1, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1 (but also see below)

Form 13F Information Table Entry Total: 105
Form 13F Information Table Value Total: $2,561,714 (thousands)

List of Other Included Managers:

No.  Form 13F File Number  Name

1     028-10986            Madison Asset Management, LLC

  Note that this filing by Madison Investment Advisors, Inc. also includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Madison Mosaic Funds

                                                            FORM 13F INFORMATION TABLE

                                                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE SHARED   NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- --------- ------ ------- ------
3M Company                     COM        88579Y101    54141  684033 SH       SOLE                 643663      40370
ATP Oil & Gas Corporation      COM        00208J108    18831  575526 SH       SOLE                 554330      21196
Adobe Systems, Inc             COM        00724F101     2313   65000 SH       SOLE                  65000
Affiliated Managers Group      COM        008252108     8466   93300 SH       SOLE                  93300
Aflac, Inc.                    COM        001055102    19604  301829 SH       SOLE                 283925      17904
Altera Corp.                   COM        021441100     2656  144100 SH       SOLE                 144100
American Eagle Outfitters      COM        02553E106     9497  542385 SH       SOLE                 542385
American Express               COM        025816109    32807  750387 SH       SOLE                 709102      41285
Amgen, Inc.                    COM        031162100     7399  177100 SH       SOLE                 177100
Applied Materials, Inc.        COM        038222105     4292  220000 SH       SOLE                 220000
Autoliv, Inc.                  COM        052800109    23172  461586 SH       SOLE                 445141      16445
Bed Bath Beyond Inc            COM        075896100    11901  403415 SH       SOLE                 403415
Berkshire Hathaway, Inc. Cl B  COM        084670207    50678   11330 SH       SOLE                  10644        686
Best Buy Company               COM        086516101    47393 1143102 SH       SOLE                1083902      59200
Biogen Idec                    COM        09062X103     5552   90000 SH       SOLE                  90000
Broadridge Financial Solutions COM        11133T103    17100  971566 SH       SOLE                 935924      35642
Brookfield Asset Management    COM        112585104    28598 1065879 SH       SOLE                1030650      35229
Brown & Brown Inc.             COM        115236101    24595 1415125 SH       SOLE                1364255      50870
Brown-Forman Corporation       COM        115637209    17182  259467 SH       SOLE                 250064       9403
Capital One Finl Corp          COM        14040H105    11475  233145 SH       SOLE                 233145
Carmax, Inc.                   COM        143130102    21313 1097472 SH       SOLE                1059027      38445
Charles River Laboratories     COM        159864107    57940  983040 SH       SOLE                 945622      37418
Check Point Software Tech.     COM        M22465104     5152  230000 SH       SOLE                 230000
Cisco Systems, Inc.            COM        17275R102    82015 3404522 SH       SOLE                3232415     172107
Citigroup, Inc.                COM        172967101    37479 1749725 SH       SOLE                1667294      82431
Clorox Co.                     COM        189054109    27031  477243 SH       SOLE                 460173      17070
Coach Inc.                     COM        189754104     9169  304100 SH       SOLE                 304100
Coca Cola Co                   COM        191216100    53113  872563 SH       SOLE                 821448      51115
Comcast, Corp. Special Cl A    COM        20030N200    55935 2948600 SH       SOLE                2774277     174323
Community Health Systems       COM        203668108     3357  100000 SH       SOLE                 100000
Countrywide Financial Corp.    COM        222372104     2140  389000 SH       SOLE                 389000
Coventry Health Care, Inc.     COM        222862104    19478  482717 SH       SOLE                 465405      17312
Dell Computer Corp             COM        24702R101     7486  375800 SH       SOLE                 375800
Dover Corp.                    COM        260003108    45249 1083035 SH       SOLE                1019320      63715
EBAY Inc.                      COM        278642103    59701 2000704 SH       SOLE                1904289      96415
EMC Corp/Mass                  COM        268648102    37232 2596389 SH       SOLE                2477179     119210
Expeditors International Wash  COM        302130109    14271  315873 SH       SOLE                 304513      11360
FLIR Systems, Inc.             COM        302445101     8005  266032 SH       SOLE                 256977       9055
Fiserv, Inc                    COM        337738108    65500 1362020 SH       SOLE                1302980      59040
Flextronics Intl LTD           COM        Y2573F102     8348  889000 SH       SOLE                 889000
Franklin Resources Inc         COM        354613101    33611  346543 SH       SOLE                 327275      19268
Garmin LTD                     COM        G37260109     6519  120700 SH       SOLE                 120700
Genentech Inc.                 COM        368710406     7996   98500 SH       SOLE                  98500
General Electric               COM        369604103    78980 2134006 SH       SOLE                2007417     126589
Genzyme                        COM        372917104      268    3600 SH       SOLE                   3600
Google Inc                     COM        38259p508    46684  105986 SH       SOLE                 100745       5241
Home Depot                     COM        437076102     6573  235000 SH       SOLE                 235000
Idex Corp.                     COM        45167R104    17540  571534 SH       SOLE                 550854      20680
Int'l Game Technology          COM        459902102    15812  393227 SH       SOLE                 378715      14512
Intel Corp                     COM        458140100     1059   50000 SH       SOLE                  50000
Intuit, Inc.                   COM        461202103     9192  340300 SH       SOLE                 340300
Iron Mountain Incorporated     COM        462846106    28106 1063024 SH       SOLE                1025209      37815
Johnson & Johnson              COM        478160104    54808  844896 SH       SOLE                 794897      49999
Johnson Controls               COM        478366107    24868  735742 SH       SOLE                 692802      42940
Kohls Corp                     COM        500255104    53057 1237053 SH       SOLE                1179754      57299
Laboratory Crp of Amer Hldgs   COM        50540R409    26223  355905 SH       SOLE                 343215      12690
Liberty Global Inc.-Series C   COM        530555309    27408  843856 SH       SOLE                 815195      28661
Linear Tech Corp.              COM        535678106    53999 1759514 SH       SOLE                1694417      65097
Lowe's Companies               COM        548661107     7630  332600 SH       SOLE                 332600
MGIC Investment                COM        552848103     1820  172800 SH       SOLE                 172800
MIDCAP SPDR Trust Series 1     COM        595635103     1520   10769 SH       SOLE                  10769
Markel Corp.                   COM        570535104    34634   78718 SH       SOLE                  75976       2742
Marshall & Ilsley              COM        571837103     8315  358400 SH       SOLE                 358400
Martin Marietta Mat.           COM        573284106    19025  179198 SH       SOLE                 172857       6341
McDonalds                      COM        580135101    31036  556508 SH       SOLE                 523628      32880
Medtronic Inc.                 COM        585055106    59558 1231293 SH       SOLE                1161193      70100
Merrill Lynch                  COM        590188108     8808  216200 SH       SOLE                 216200
Microsoft Corp                 COM        594918104    52010 1832624 SH       SOLE                1725061     107563
Millipore Corp                 COM        601073109    39639  588035 SH       SOLE                 563113      24922
Mohawk Industries, Inc.        COM        608190104    24339  339884 SH       SOLE                 327742      12142
Morgan Stanley                 COM        617446448     9963  218000 SH       SOLE                 218000
Mylan Labs                     COM        628530107     5278  455000 SH       SOLE                 455000
Novartis Ag                    ADR        66987v109    61918 1208625 SH       SOLE                1137285      71340
O-Reilly Automotive Inc.       COM        686091109    22715  796471 SH       SOLE                 768483      27988
Odyssey Re Holdings Corp       COM        67612W108    12444  338610 SH       SOLE                 326430      12180
Office Depot                   COM        676220106      166   15000 SH       SOLE                  15000
Patterson Cos Inc.             COM        703395103    20298  559160 SH       SOLE                 538750      20410
Pfizer, Inc.                   COM        717081103     8242  393800 SH       SOLE                 393800
Powershares QQQ Nasdaq 100     COM        73935A104     8657  198000 SH       SOLE                 198000
Proctor & Gamble               COM        742718109      335    4775 SH       SOLE                   4775
QLogic Corp                    COM        747277101     3910  254700 SH       SOLE                 254700
Qualcomm, Inc.                 COM        747525103     1230   30000 SH       SOLE                  30000
Quest Diagnostics              COM        74834L100    29216  645375 SH       SOLE                 607053      38322
SEI Investments Co.            COM        784117103    26228 1062287 SH       SOLE                1024763      37524
Staples Inc.                   COM        855030102    25435 1150370 SH       SOLE                1081512      68858
Starbucks Corp                 COM        855244109     6213  355000 SH       SOLE                 355000
Symantec Corp                  COM        871503108     7196  433000 SH       SOLE                 433000
Target Corporation             COM        87612E106    60633 1196383 SH       SOLE                1138232      58151
Techne Corp                    COM        878377100    20566  305316 SH       SOLE                 294079      11237
Tiffany & Co.                  COM        886547108    18294  437231 SH       SOLE                 422041      15190
Total System Services Inc.     COM        891906109    20371  860988 SH       SOLE                 838151      22837
Unit Corp                      COM        909218109    26889  474660 SH       SOLE                 461066      13594
United Healthcare Corp.        COM        91324P102    59172 1722120 SH       SOLE                1639173      82947
United Parcel Service - Cl B   COM        911312106    51306  702635 SH       SOLE                 665020      37615
Varian Medical Systems         COM        92220P105     2239   47800 SH       SOLE                  47800
Walgreen Co                    COM        931422109    63706 1672514 SH       SOLE                1573664      98850
Waste Management, Inc.         COM        94106L109    23973  714327 SH       SOLE                 688090      26237
Wells Fargo & Co               COM        949746101    59463 2043404 SH       SOLE                1944034      99370
White Mountains Ins Grp        COM        G9618E107    24035   50073 SH       SOLE                  48190       1883
Williams-Sonoma, Inc.          COM        969904101    10423  430000 SH       SOLE                 430000
Wynn Resorts LTD               COM        983134107    17136  170267 SH       SOLE                 163942       6325
Xilinx, Inc.                   COM        983919101     2351   99000 SH       SOLE                  99000
Yahoo! Inc                     COM        984332106    10129  350115 SH       SOLE                 350115
Zebra Technologies Corp-Cl A   COM        989207105    29495  885217 SH       SOLE                 859480      25737
Zimmer Holdings Inc.           COM        98956P102    43486  558520 SH       SOLE                 530292      28228